DRYDEN TOTAL RETURN BOND FUND, INC.

Gateway Center Three, 4th Floor

Newark, NJ 07102

January 2, 2009

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Dryden Total Return Bond Fund, Inc. (the “Fund”)
(File No. 33-55441)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 22 and (ii) that the text of the Post-Effective Amendment was filed electronically on December 30, 2008.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain
Assistant Secretary